Insurance coverage (Details Narrative)	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Insurance policies	R$ 264
General Civil Liability [Member]
IfrsStatementLineItems [Line Items]
Insurance policies	100
Civil Responsibility [Member]
IfrsStatementLineItems [Line Items]
Insurance policies	134
Fraud And Risk Criminal [Member]
IfrsStatementLineItems [Line Items]
Insurance policies	17
Damage Protection And Cybersecurity Responsibility Cyber [Member]
IfrsStatementLineItems [Line Items]
Insurance policies	R$ 13